Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share
The following table reconciles the computation of basic and diluted earnings per share:
For the Year ended December 31
millions of dollars (except per share amounts) 2023 2022
Numerator
Net income attributable to common shareholders $

977.7 $

945.1
Diluted numerator

977.7

945.1
Denominator
Weighted average shares of common stock outstanding – basic

273.6

265.5
Stock-based compensation

0.2

0.4
Weighted average shares of common stock outstanding – diluted

273.8

265.9
Earnings per common share
Basic

$

3.57 $

3.56
Diluted $

3.57 $

3.55